NUVEEN CALIFORNIA MUNICIPAL BOND FUND

NUVEEN CONNECTICUT MUNICIPAL BOND FUND

NUVEEN MASSACHUSETTS MUNICIPAL BOND FUND

NUVEEN NEW JERSEY MUNICIPAL BOND FUND

NUVEEN NEW YORK MUNICIPAL BOND FUND

SUPPLEMENT DATED OCTOBER 13, 2023

TO THE PROSPECTUS DATED JUNE 30, 2023

1.

Kristen M. DeJong, CFA, has been named a portfolio manager of Nuveen California Municipal Bond Fund and Nuveen New York Municipal Bond Fund. Scott R. Romans, PhD, will continue to serve as a portfolio manager for the Funds.

Kristen M. DeJong, CFA, is Managing Director and Portfolio Manager at Nuveen Asset Management, LLC (“NAM”). She began her career in the financial services industry in 2005 and joined NAM in 2008. She served as a research associate in the wealth management services area and then as a senior research analyst for NAM’s municipal fixed income team before assuming portfolio management responsibilities in 2021.

2.

Stephen J. Candido, CFA, has been named a portfolio manager of Nuveen Connecticut Municipal Bond Fund and Nuveen Massachusetts Municipal Bond Fund. Michael S. Hamilton will continue to serve as a portfolio manager for the Funds.

See “How We Manage Your Money – Who Manages the Funds” in the prospectus for a description of Mr. Candido’s relevant experience.

3.	Steven M. Hlavin has been named a portfolio manager of Nuveen New Jersey Municipal Bond Fund. Paul L. Brennan, CFA, will continue to serve as a portfolio manager for the Fund.

Steven M. Hlavin, is Managing Director and Portfolio Manager at NAM. He began his career in the financial services industry when he joined NAM in 2003 as a senior analyst. From 2008 until he was named a portfolio manager of certain municipal bond funds in 2010, he was an assistant portfolio manager responsible for NAM’s tender option bond program.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-MS2PRO-1023P

NUVEEN CALIFORNIA MUNICIPAL BOND FUND

NUVEEN CONNECTICUT MUNICIPAL BOND FUND

NUVEEN MASSACHUSETTS MUNICIPAL BOND FUND

NUVEEN NEW JERSEY MUNICIPAL BOND FUND

NUVEEN NEW YORK MUNICIPAL BOND FUND

SUPPLEMENT DATED OCTOBER 13, 2023

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2023

1.

Kristen M. DeJong, CFA, has been named a portfolio manager of Nuveen California Municipal Bond Fund and Nuveen New York Municipal Bond Fund. Scott R. Romans, PhD, will continue to serve as a portfolio manager for the Funds.

2.

Stephen J. Candido, CFA, has been named a portfolio manager of Nuveen Connecticut Municipal Bond Fund and Nuveen Massachusetts Municipal Bond Fund. Michael S. Hamilton will continue to serve as a portfolio manager for the Funds.

3.	Steven M. Hlavin has been named a portfolio manager of Nuveen New Jersey Municipal Bond Fund. Paul L. Brennan, CFA, will continue to serve as a portfolio manager for the Fund.

4.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Other Accounts Managed”:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

Kristen M. DeJong*	Registered Investment Companies	1	$818.75	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	52	$15,426.58	0	$0
Steven M. Hlavin*	Registered Investment Companies	7	$6,757.73	0	$0
	Other Pooled Investment Vehicles	1	$412.27	0	$0
	Other Accounts	0	$0	0	$0

*	Information provided is as of August 31, 2023.

5.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in the Remainder of Nuveen Funds Managed by Nuveen Asset Management’s Municipal Investment Team
Stephen J. Candido*	Nuveen Connecticut Municipal Bond Fund	A	A
	Nuveen Massachusetts Municipal Bond Fund	A
Kristen M. DeJong*	Nuveen California Municipal Bond Fund	A	A
	Nuveen New York Municipal Bond Fund	A
Steven M. Hlavin*	Nuveen New Jersey Municipal Bond Fund	A	A

*	Information provided is as of August 31, 2023.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MS2SAI-1023P